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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2011

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Equity Value Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.9%
CONSUMER DISCRETIONARY 10.1%
Auto Components 1.0%
Johnson Controls, Inc.(a)	194,216	$6,071,192
Automobiles 1.6%
Ford Motor Co.(a)(b)	855,494	9,205,115
Hotels, Restaurants & Leisure 1.1%
Carnival Corp.(c)	192,108	6,270,405
Household Durables 0.4%
Lennar Corp., Class A(a)	106,553	2,093,767
Media 1.9%
Comcast Corp., Class A	166,701	3,952,481
Viacom, Inc., Class B(a)	73,602	3,342,267
Walt Disney Co. (The)	92,904	3,483,900
Total		10,778,648
Multiline Retail 2.5%
Kohl’s Corp.(a)	83,557	4,123,538
Target Corp.	207,529	10,629,635
Total		14,753,173
Specialty Retail 1.6%
Best Buy Co., Inc.(a)	59,288	1,385,561
Home Depot, Inc. (The)(a)	189,949	7,985,456
Total		9,371,017
TOTAL CONSUMER DISCRETIONARY		58,543,317

CONSUMER STAPLES 7.7%
Food & Staples Retailing 2.7%
CVS Caremark Corp.	200,979	8,195,924
Wal-Mart Stores, Inc.(a)	121,508	7,261,318
Total		15,457,242
Tobacco 5.0%
Lorillard, Inc.	179,592	20,473,488
Philip Morris International, Inc.	107,102	8,405,365
Total		28,878,853
TOTAL CONSUMER STAPLES		44,336,095
ENERGY 16.0%
Energy Equipment & Services 4.3%
Baker Hughes, Inc.	114,011	5,545,495
Halliburton Co.	277,687	9,582,978
National Oilwell Varco, Inc.	120,471	8,190,823

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Schlumberger Ltd.(c)	17,844	$1,218,924
Total		24,538,220
Oil, Gas & Consumable Fuels 11.7%
Alpha Natural Resources, Inc.(a)(b)	68,132	1,391,937
Anadarko Petroleum Corp.	96,601	7,373,554
Apache Corp.	107,221	9,712,078
Chevron Corp.(a)	218,540	23,252,656
Exxon Mobil Corp.	205,747	17,439,116
Occidental Petroleum Corp.	89,674	8,402,454
Total		67,571,795
TOTAL ENERGY		92,110,015
FINANCIALS 15.6%
Capital Markets 2.8%
Goldman Sachs Group, Inc. (The)	136,950	12,384,388
Morgan Stanley	242,777	3,673,216
Total		16,057,604
Commercial Banks 1.1%
CIT Group, Inc.(a)(b)	80,863	2,819,693
Wells Fargo & Co.	130,715	3,602,505
Total		6,422,198
Diversified Financial Services 6.0%
Bank of America Corp.	2,245,088	12,482,689
Citigroup, Inc.	99,462	2,616,845
JPMorgan Chase & Co.	592,194	19,690,451
Total		34,789,985
Insurance 5.7%
ACE Ltd.(c)	130,113	9,123,524
Everest Re Group Ltd.(c)	39,097	3,287,667
MetLife, Inc.	163,054	5,084,024
Travelers Companies, Inc. (The)(a)	90,820	5,373,819
XL Group PLC(c)	491,560	9,718,141
Total		32,587,175
TOTAL FINANCIALS		89,856,962
HEALTH CARE 13.1%
Biotechnology 1.1%
Gilead Sciences, Inc.(b)	153,991	6,302,852
Health Care Equipment & Supplies 0.5%
Medtronic, Inc.	76,525	2,927,081

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services 1.8%
UnitedHealth Group, Inc.(a)	154,203	$7,815,008
WellPoint, Inc.	42,589	2,821,521
Total		10,636,529
Life Sciences Tools & Services 1.8%
Agilent Technologies, Inc.(b)	125,632	4,388,326
Thermo Fisher Scientific, Inc.(b)	127,585	5,737,497
Total		10,125,823
Pharmaceuticals 7.9%
Bristol-Myers Squibb Co.(a)	209,668	7,388,700
Johnson & Johnson(a)	126,683	8,307,871
Merck & Co., Inc.(a)	275,575	10,389,178
Novartis AG, ADR(c)	126,623	7,239,037
Pfizer, Inc.	579,656	12,543,756
Total		45,868,542
TOTAL HEALTH CARE		75,860,827
INDUSTRIALS 14.8%
Aerospace & Defense 4.1%
Boeing Co. (The)(a)	115,985	8,507,500
Honeywell International, Inc.(a)	107,793	5,858,549
Lockheed Martin Corp.(a)	47,509	3,843,478
United Technologies Corp.	77,999	5,700,947
Total		23,910,474
Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	60,049	4,394,986
Airlines 0.7%
Delta Air Lines, Inc.(b)	127,697	1,033,069
United Continental Holdings, Inc.(a)(b)	147,473	2,782,815
Total		3,815,884
Electrical Equipment 0.7%
ABB Ltd., ADR(a)(b)(c)	220,208	4,146,517
Industrial Conglomerates 3.7%
General Electric Co.(a)	525,165	9,405,705
Siemens AG, ADR(a)(c)	58,589	5,601,695
Tyco International Ltd.(c)	141,893	6,627,822
Total		21,635,222
Machinery 4.5%
Caterpillar, Inc.(a)	83,291	7,546,164
Deere & Co.(a)	51,709	3,999,691

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Eaton Corp.(a)	98,728	$4,297,630
Illinois Tool Works, Inc.(a)	147,176	6,874,591
Parker Hannifin Corp.(a)	41,459	3,161,249
Total		25,879,325
Road & Rail 0.3%
CSX Corp.	88,776	1,869,623
TOTAL INDUSTRIALS		85,652,031
INFORMATION TECHNOLOGY 13.1%
Communications Equipment 1.2%
Cisco Systems, Inc.	188,221	3,403,036
Nokia OYJ, ADR(a)(c)	771,218	3,717,271
Total		7,120,307
Computers & Peripherals 0.8%
Apple, Inc.(b)	10,584	4,286,520
Electronic Equipment, Instruments & Components 0.4%
TE Connectivity Ltd.(a)(c)	79,735	2,456,635
IT Services 3.8%
Accenture PLC, Class A(c)	101,251	5,389,591
International Business Machines Corp.	21,941	4,034,511
Mastercard, Inc., Class A(a)	33,261	12,400,366
Total		21,824,468
Semiconductors & Semiconductor Equipment 2.7%
Intel Corp.(a)	413,046	10,016,366
LSI Corp.(b)	501,021	2,981,075
Microchip Technology, Inc.(a)	71,888	2,633,257
Total		15,630,698
Software 4.2%
Microsoft Corp.	684,328	17,765,155
Oracle Corp.	245,419	6,294,997
Total		24,060,152
TOTAL INFORMATION TECHNOLOGY		75,378,780
MATERIALS 4.8%
Chemicals 3.0%
Air Products & Chemicals, Inc.(a)	23,808	2,028,203
Dow Chemical Co. (The)(a)	277,543	7,982,137

Issuer		Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Chemicals (continued)
EI du Pont de Nemours & Co.(a)		158,898	$7,274,350
Total			17,284,690
Metals & Mining 1.8%
Barrick Gold Corp.(c)		49,404	2,235,531
Freeport-McMoRan Copper & Gold, Inc.		58,722	2,160,382
Nucor Corp.(a)		42,865	1,696,168
Rio Tinto PLC, ADR(a)(c)		48,718	2,383,285
Xstrata PLC(c)		142,688	2,167,194
Total			10,642,560
TOTAL MATERIALS			27,927,250
TELECOMMUNICATION SERVICES 3.7%
Diversified Telecommunication Services 3.7%
AT&T, Inc.(a)		410,117	12,401,938
Deutsche Telekom AG, ADR(a)(c)		241,777	2,765,929
Verizon Communications, Inc.		157,444	6,316,653
Total			21,484,520
TOTAL TELECOMMUNICATION SERVICES			21,484,520
Total Common Stocks (Cost: $521,489,178)			$571,149,797

Money Market Funds 1.4%
Columbia Short-Term Cash Fund, 0.141%(d)(e)		8,110,533	$8,110,533
Total Money Market Funds (Cost: $8,110,533)			$8,110,533

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 23.0%
Asset-Backed Commercial Paper 1.7%
Atlantis One
02/01/12	0.370%	999,568	$999,568
Gemini Securitization Corporation (FKA Twin Towers)
01/09/12	0.380%	2,998,955	2,998,955
Royal Park Investments Funding Corp.
01/05/12	1.000%	4,999,028	4,999,028

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Asset-Backed Commercial Paper (continued)
Thames Asset Global Securities
01/18/12	0.320%	$999,733	$999,733
Total			9,997,284
Certificates of Deposit 3.1%
Credit Suisse
03/08/12	0.540%	4,000,000	4,000,000
Natixis
01/04/12	1.000%	5,000,000	5,000,000
Standard Chartered Bank PLC
03/05/12	0.630%	4,000,000	4,000,000
Svenska Handelsbanken
02/28/12	0.490%	5,000,000	5,000,000
Total			18,000,000
Repurchase Agreements 18.2%
Citibank NA dated 12/30/11, matures 01/03/12, repurchase price $19,000,169(f)
	0.080%	19,000,000	19,000,000
Citigroup Global Markets, Inc. dated 12/30/11, matures 01/03/12, repurchase price $5,000,028(f)
	0.050%	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 12/30/11, matures 01/03/12, repurchase price $8,000,089(f)
	0.100%	8,000,000	8,000,000
Natixis Financial Products, Inc.(f)
dated 12/30/11, matures 01/03/12,
repurchase price $16,000,089
	0.050%	16,000,000	16,000,000
repurchase price $25,000,139
	0.050%	25,000,000	25,000,000
Nomura Securities dated 12/30/11, matures 01/03/12, repurchase price $11,500,128(f)
	0.100%	11,500,000	11,500,000
Pershing LLC dated 12/30/11, matures 01/03/12, repurchase price $5,000,078(f)
	0.140%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Societe Generale dated 12/30/11, matures 01/03/12, repurchase price $15,231,911(f)
	0.080%	$15,231,776	$15,231,776
Total			104,731,776

Investments of Cash Collateral Received for Securities on Loan (continued)

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $132,729,060)	$132,729,060

Total Investments
(Cost: $662,328,771)(g)	$711,989,390(h)
Other Assets & Liabilities, Net	(134,586,300)
Net Assets	$577,403,090

Notes to Portfolio of Investments

(a)	At December 31, 2011, security was partially or fully on loan.
(b)	Non-income producing.
(c)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $74,349,168 or 12.88% of net assets.
(d)	The rate shown is the seven-day current annualized yield at December 31, 2011.
(e)	Investments in affiliates during the period ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$11,342,746	$167,306,282	$(170,538,495)	$—	$8,110,533	$19,097	$8,110,533

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.080%)

Security Description	Value
Fannie Mae REMICS	$5,516,123
Freddie Mac REMICS	13,408,435
Government National Mortgage Association	455,442
Total Market Value of Collateral Securities	$19,380,000

Citigroup Global Markets, Inc. (0.050%)

Security Description	Value
Fannie Mae REMICS	$3,155,955
Freddie Mac REMICS	1,553,624
Government National Mortgage Association	390,421
Total Market Value of Collateral Securities	$5,100,000

Mizuho Securities USA, Inc. (0.100%)

Security Description	Value
Fannie Mae Pool	$5,300,064
Federal National Mortgage Association	72,939
Freddie Mac Gold Pool	1,856,885
Freddie Mac Non Gold Pool	606,752
Ginnie Mae I Pool	322,982
Ginnie Mae II Pool	378
Total Market Value of Collateral Securities	$8,160,000

Natixis Financial Products, Inc. (0.050%)

Security Description	Value
Fannie Mae Interest Strip	$4,853,790
Fannie Mae REMICS	10,992,117
Federal Home Loan Mortgage Corp	8,084,009
Federal National Mortgage Association	1,570,238
Total Market Value of Collateral Securities	$25,500,154

Natixis Financial Products, Inc. (0.050%)

Security Description	Value
Federal Home Loan Mortgage Corp	$7,997,565
Federal National Mortgage Association	3,932,024
United States Treasury Note/Bond	4,390,543
Total Market Value of Collateral Securities	$16,320,132

Nomura Securities (0.100%)

Security Description	Value
Fannie Mae Pool	$5,809,302
Ginnie Mae I Pool	2,878,531
Ginnie Mae II Pool	3,042,167
Total Market Value of Collateral Securities	$11,730,000

Pershing LLC (0.140%)

Security Description	Value
Fannie Mae Pool	$1,296,707
Fannie Mae REMICS	472,800
Fannie Mae Whole Loan	1,563
Fannie Mae-Aces	5,738
Federal Farm Credit Bank	44,037
Federal Home Loan Banks	49,667
Federal Home Loan Mortgage Corp	39,546
Federal National Mortgage Association	82,047
Freddie Mac Gold Pool	557,082
Freddie Mac Non Gold Pool	167,081
Freddie Mac Reference REMIC	13
Freddie Mac REMICS	377,149
Ginnie Mae I Pool	648,801
Ginnie Mae II Pool	869,203
Government National Mortgage Association	213,316
United States Treasury Bill	8,031
United States Treasury Note/Bond	260,701
United States Treasury Strip Coupon	6,518
Total Market Value of Collateral Securities	$5,100,000

Societe Generale (0.080%)

Security Description	Value
Fannie Mae REMICS	$4,694,146
Freddie Mac REMICS	1,650,915
Government National Mortgage Association	9,191,351
Total Market Value of Collateral Securities	$15,536,412

(g)

At December 31, 2011, the cost of securities for federal income tax purposes was approximately $662,329,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$91,530,000
Unrealized Depreciation	(41,869,000)
Net Unrealized Appreciation	$49,661,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated September 30, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$58,543,317	$—	$—	$58,543,317
Consumer Staples	44,336,095	—	—	44,336,095
Energy	92,110,015	—	—	92,110,015
Financials	89,856,962	—	—	89,856,962
Health Care	75,860,827	—	—	75,860,827
Industrials	85,652,031	—	—	85,652,031
Information Technology	75,378,780	—	—	75,378,780
Materials	25,760,056	2,167,194	—	27,927,250
Telecommunication Services	21,484,520	—	—	21,484,520
Total Equity Securities	568,982,603	2,167,194	—	571,149,797

Other
Money Market Funds	8,110,533	—	—	8,110,533
Investments of Cash Collateral Received for Securities on Loan	—	132,729,060	—	132,729,060
Total Other	8,110,533	132,729,060	—	140,839,593
Total	$577,093,136	$134,896,254	$—	$711,989,390

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	February 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	February 22, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Principal Financial Officer

Date	February 22, 2012